Segment Information - Summary of Reconciles Segment Gross Profit to Loss Before Income Taxes (Details) - USD ($) $ in Thousands				12 Months Ended
		Aug. 04, 2023	[4]	Dec. 31, 2023		Dec. 31, 2022
Segment Reporting [Abstract]
Gross profit (loss)				$ 2,062		$ (20,160)
Research and development	[1]			95,408		140,666
Selling and marketing				5,607		17,401
General and administrative	[1],[2]			46,422		85,285
Impairment expense				0		76,889
Goodwill impairment				0		58,251
Gain on change in fair value of contingent consideration				(23,900)		20,200
Interest income				(1,962)		(1,748)
Interest expense				3,619		0
Other expense (income), net				(2,118)		(5,666)
Loss on change in fair value of Convertible Notes	[3]			21,960		0
Loss on change in fair value of warrant liabilities		$ (6,005)		6,529	[5],[6]	0	[5],[6]
Loss on extinguishment of convertible notes				28,873		0
Loss on extinguishment of convertible notes attributable to related parties				0		0
Loss before taxes				$ (178,376)		$ (411,438)

[1]	The Company recognized compensation expense of $3.7 million and $1.9 million in General and administrative and Research and development, respectively, representing the excess of the fair value of the Convertible Notes and Company Warrants issued to our CEO and CTO, respectively, over the cash consideration paid for the Convertible Notes and Company Warrants.
[2]	The Company made purchases of $1.0 million from a related party during the year ended December 31, 2022.
[3]	The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million, respectively.
[4]	amounts have been accounted for as debt discount and are being amortized to interest expense over the term of the loan using the effective interest method.
[5]	The CEO and CTO hold Convertible Notes whose fair values were $7.1 million and $3.6 million, respectively as of December 31, 2023. The Company incurred losses on changes in fair value of the Convertible Notes held by the CEO and CTO of $2.5 million and $1.2 million respectively.
[6]	The Company incurred losses on change in fair value of Company Warrants held by the CEO and CTO of $0.6 million and $0.3 million, respectively.